Label	Element	Value
Accounting Standards Update [Extensible Enumeration]	us-gaap_AccountingStandardsUpdateExtensibleList	Accounting Standards Update 2016-02 [Member]
Available-For-Sale Debt Securities, Other [Member] | Corporate Debt Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	$ 134,000,000
Available-for-Sale Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	22,407,000,000
Available-for-Sale Securities [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	7,595,000,000
Available-for-Sale Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	1,395,000,000
Available-for-Sale Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	1,072,000,000
Available-for-Sale Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	7,400,000,000
Available-for-Sale Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	3,038,000,000
Available-for-Sale Securities [Member] | Corporate Debt Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	$ 1,907,000,000